CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Income Statement [Abstract]
Revenues	$ 0	$ 0
Operating Expenses
Personnel expenses	45,000	120,000
General and administrative	110,763	127,984	$ 45,694	$ 14,771
Impairment of deposit on license			79,975	0
License and permits			62,480
Total operating expenses	155,763	247,984	188,149	14,771
Net loss from operations	(155,763)	(247,984)	(188,149)	(14,771)
Other income (expense):
Interest expense	(9,695)	(9,695)	(7,631)	(3,015)
Gain on settlement of liability	156,000	156,000
Derivative expense	(303,660)	(303,660)
Total other income (expense)	(157,355)	(157,355)	(7,631)	(3,015)
Net Income	$ (313,118)	$ (405,339)	$ (195,780)	$ (17,786)
Basic and diluted loss per share	$ (0.01)	$ (0.01)	$ 0.00	$ 0.00
Weighted average number of shares outstanding	113,769,556	77,648,826	50,340,000	50,340,000